Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,314,743,264
Treasury stock, shares	55,843,639	14,093,960